FINANCE INCOME AND COSTS	12 Months Ended
Dec. 31, 2022
FINANCE INCOME AND COSTS
FINANCE INCOME AND COSTS

8.    FINANCE INCOME AND COSTS

Finance income and costs for the years ended December 31, 2022, 2021 and 2020 comprised the following:

	2022	2021	2020
Interest expense:
– Loans and notes	45,838	29,430	28,174
– Amortization of debt issuance costs	125	109	97
– Lease obligations	12,791	11,816	12,272
– Provisions: unwinding of discount	152	165	138
Total interest expense	58,906	41,520	40,681
(Gain) loss on financial instruments	—	—	373
Other finance costs	(72)	140	84
Total finance costs	58,834	41,660	41,138
Less: amounts capitalized on qualifying assets (1)	(850)	(534)	(426)
Debt modification/derecognition and other loss/(gain)	394	216	1,366
Finance costs	58,378	41,342	42,078
Finance income on loans and receivables:
– Interest income on bank deposits	1,341	1,468	2,282
– Interest income on loans issued	349	52	17
– Other finance income	84	998	1,138
Finance income	1,774	2,518	3,437
Net finance costs	56,604	38,824	38,641
(1)	The annual weighted average capitalization rates of 9.2%, 6.8% and 6.9% were used to determine the amount of capitalized interest for the years ended December 31, 2022, 2021 and 2020, respectively.